UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

      The Core Fund
      3434 Colwell Ave., Suite 100
      Tampa, FL 33614

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
      of the issuer, check the box but do not list series or classes):      |X|

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3.    Investment Company Act File Number: 811-21675

      Securities Act File Number:  333-120624

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4(a). Last day of fiscal year for which this Form is filed: 12/31/2006

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4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). |_| Check box if this is the last time the issuer will be filing this
      Form.

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SEC 2393 (4-01)

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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during  the fiscal year pursuant to
             section 24(f):                                        $ 71,380,875
                                                                   ------------

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:      $123,501,328
                                                      ------------

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the
             Commission:                              $          0
                                                      ------------

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                         $123,501,328
                                                                   ------------

      (v)    Net sales - if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                           $(52,120,453)
                                                                   ------------

      ------------------------------------------------------------
      (vi) Redemption credits available for use in $(52,120,453) future years - if Item 5(i) is less than ------------
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:
      ------------------------------------------------------------

      (vii)  Multiplier for determining registration
             fee (See Instruction C.9):                            X 0.00010700
                                                                   ------------

      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)] (enter "0" if no fee is due):       = $       0.00
                                                                   ------------

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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
      (number of shares or other units) deducted here : 0 . If
      there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are
      available for use by the issuer in future fiscal years, then
      state that number here :                                                0.
                                                                   ------------

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7.    Interest due - if this Form is being filed more
      than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 + $          0
                                                                   ------------

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8.    Total of the amount of the registration fee due
      plus any interest due [line 5(viii) plus line 7]:          = $       0.00
                                                                   ------------

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

           Method of Delivery:

           |_| Wire Transfer
           |_| Mail or other means

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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                      /s/ Mitchell P. York
                                      ------------------------------------------

                                      Mitchell P. York
                                      ------------------------------------------

Date  February 15, 2007               President & CCO
      --------------------            ------------------------------------------

                                      * Please print the name and title of the
                                        signing officer below the signature.